Shareholder Fees - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO	Dec. 30, 2022 USD ($)
FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO | Fidelity Emerging Markets Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none